CONDENSED SCHEDULES OF INVESTMENTS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 884,014	$ 441,905
Percent of Members' Capital	4.81%	1.33%
Maximum
CONDENSED SCHEDULES OF INVESTMENTS
Single investment threshold as a percentage of members' capital	5.00%	5.00%
Agriculture
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	108,619	(17,962)
Percent of Members' Capital	0.59%	(0.05%)
Currencies | Futures
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	218	2,118
Percent of Members' Capital	0.00%	0.01%
Currencies | Forwards
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	89,105	417,272
Percent of Members' Capital	0.48%	1.25%
Energy
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	22,479	(16,140)
Percent of Members' Capital	0.13%	(0.05%)
Interest rates
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	(38,079)	37,180
Percent of Members' Capital	(0.21%)	0.11%
Metals
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	(13,787)	(147,004)
Percent of Members' Capital	(0.07%)	(0.44%)
Stock indices
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	715,459	166,441
Percent of Members' Capital	3.89%	0.50%
Long Positions
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	502,811	966,264
Percent of Members' Capital	2.74%	2.90%
Long Positions | Agriculture
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	112	34
Net Unrealized Profit (Loss) on Open Positions	(53,747)	(104,054)
Percent of Members' Capital	(0.29%)	(0.31%)
Long Positions | Currencies | Futures
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional		26
Net Unrealized Profit (Loss) on Open Positions		(6,566)
Percent of Members' Capital	0.00%	(0.02%)
Long Positions | Currencies | Forwards
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	7,545,667,054	16,168,229,411
Net Unrealized Profit (Loss) on Open Positions	(69,798)	837,916
Percent of Members' Capital	(0.38%)	2.51%
Long Positions | Energy
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	89	24
Net Unrealized Profit (Loss) on Open Positions	17,733	16,070
Percent of Members' Capital	0.10%	0.05%
Long Positions | Interest rates
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	589	1,749
Net Unrealized Profit (Loss) on Open Positions	(105,136)	73,708
Percent of Members' Capital	(0.57%)	0.22%
Long Positions | Metals
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	70	38
Net Unrealized Profit (Loss) on Open Positions	62,455	(19,621)
Percent of Members' Capital	0.34%	(0.06%)
Long Positions | Stock indices
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	406	638
Net Unrealized Profit (Loss) on Open Positions	651,304	168,811
Percent of Members' Capital	3.54%	0.51%
Short Positions
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	381,203	(524,359)
Percent of Members' Capital	2.07%	(1.57%)
Short Positions | Agriculture
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	(279)	(117)
Net Unrealized Profit (Loss) on Open Positions	162,366	86,092
Percent of Members' Capital	0.88%	0.26%
Short Positions | Currencies | Futures
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	(8)	(16)
Net Unrealized Profit (Loss) on Open Positions	218	8,684
Percent of Members' Capital	0.00%	0.03%
Short Positions | Currencies | Forwards
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	(7,128,930,748)	(12,991,844,361)
Net Unrealized Profit (Loss) on Open Positions	158,903	(420,644)
Percent of Members' Capital	0.86%	(1.26%)
Short Positions | Energy
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	(7)	(29)
Net Unrealized Profit (Loss) on Open Positions	4,746	(32,210)
Percent of Members' Capital	0.03%	(0.10%)
Short Positions | Interest rates
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	(179)	(242)
Net Unrealized Profit (Loss) on Open Positions	67,057	(36,528)
Percent of Members' Capital	0.36%	(0.11%)
Short Positions | Metals
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	(89)	(42)
Net Unrealized Profit (Loss) on Open Positions	(76,242)	(127,383)
Percent of Members' Capital	(0.41%)	(0.38%)
Short Positions | Stock indices
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	(35)	(5)
Net Unrealized Profit (Loss) on Open Positions	$ 64,155	$ (2,370)
Percent of Members' Capital	0.35%	(0.01%)